Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (629)	$ (2,188)	$ 155
Items to reconcile net income (loss) and cash flows from operating activities:
Depreciation and amortization	910	1,107	1,279
Other-than-temporary impairment charge and realized gains on financial assets			(318)
Gain on financial instruments, net		(3)	(25)
Gain on sale of businesses	(80)
Non-cash stock-based compensation	26	11	29
Other non-cash items	(113)	(65)	(151)
Deferred income tax	(48)	(80)	47
Loss on equity-method investments	122	24	28
Impairment, restructuring charges and other related closure costs, net of cash payments	145	1,303	(79)
Changes in assets and liabilities:
Trade receivables, net	(57)	35	184
Inventories	(22)	191	(59)
Trade payables	(139)	148	(384)
Other assets and liabilities, net	251	129	174
Net cash from operating activities	366	612	880
Cash flows from investing activities:
Payment for purchase of tangible assets	(543)	(492)	(1,284)
Proceeds from sale of tangible assets	12	16	26
Payment for purchase of marketable securities		(450)	(352)
Proceeds from sale of marketable securities	184	630	818
Proceeds from settlement of non-current marketable securities			350
Proceeds from matured short-term deposits			73
Restricted cash			(95)
Release of restricted cash	3	3	87
Net cash variation for joint ventures deconsolidation	(21)
Payment for funding of joint ventures liquidation	(15)
Payment for purchase of intangible and financial assets	(92)	(117)	(95)
Proceeds from sale of intangible and financial assets	1	15
Net proceeds from sale of stock received on investment divestiture			195
Proceeds received in sale of businesses	92
Payment for business acquisitions, net of cash and cash equivalents acquired		(1)	(10)
Net cash used in investing activities	(379)	(396)	(287)
Cash flows from financing activities:
Proceeds from long-term debt	477	464	3
Proceeds from short-term borrowings	145	390	333
Repurchase / repayment of issued debt	(455)	(219)	(422)
Repayment of long-term debt	(166)	(109)	(108)
Repayment of short-term borrowings	(35)	(20)	(8)
Increase (decrease) in short-term facilities		(7)	7
Dividends paid to stockholders	(346)	(355)	(327)
Dividends paid to noncontrolling interests	(4)	(5)	(5)
Other financing activities	(4)	(4)	(2)
Net cash from (used in) financing activities	(388)	135	(529)
Effect of changes in exchange rates	(13)	(13)	(44)
Net cash increase (decrease)	(414)	338	20
Cash and cash equivalents at beginning of the period	2,250	1,912	1,892
Cash and cash equivalents at end of the period	1,836	2,250	1,912
Supplemental cash information:
Interest paid	10	26	17
Income tax paid	$ 23	$ 51	$ 83